AQUARIUS INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 88.3%
Advertising — 0.1%
Dentsu, Inc.	1,800	$58,289
Publicis Groupe SA*	2,188	144,007
WPP, PLC*	3,536	37,162
		239,458
Aerospace/Defense — 2.2%
Airbus Group SE	1,185	136,033
BAE Systems, PLC	263,386	2,608,515
Bharat Electronics Ltd.	491,775	638,682
CAE, Inc.*	1,578	34,021
Dassault Aviation SA	263	41,806
Elbit Systems Ltd.	2,255	395,893
Elbit Systems Ltd.	271	47,325
MTU Aero Engines AG, ADR	562	58,982
Rheinmetall AG	6,859	1,401,815
Safran SA	348	43,008
Thales SA	22,060	2,822,040
		8,228,120
Agriculture — 0.3%
British American Tabacco, PLC, SP ADR	5,128	211,633
Imperial Brands, PLC, SP ADR	3,146	80,742
Japan Tobacco, Inc.	6,900	141,170
RLX Technology, Inc. ADR*	23,295	53,579
SLC Agricola SA	44,596	385,000
Swedish Match	4,980	54,681
Wilmar International Ltd.	29,000	87,972
		1,014,777
Airlines — 1.0%
Ryanair Holding, PLC, SP ADR*	48,632	3,680,956
Apparel — 2.3%
Adidas AG	23,963	3,089,035
Gildan Activewear, Inc.	5,757	166,320
Hermes International	80	130,023
LVMH Moet Hennessy Louis Vuitton SE	6,075	4,714,395
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,000	306,000
Samsonite International SA(a)*	146,400	396,833
		8,802,606
Auto Manufacturers — 0.6%
Bayerische Motoren Werke AG, SP ADR	3,309	100,263
Daimler AG	3,623	246,159
Daimler Truck Holding AG*	1,811	59,696
Ferrari NV	141	31,472
Ferrari NV, ADR	642	143,198
Hyundai Motor Co.	545	71,003
Iveco Group NV*	1,324	8,942
Li Auto, Inc. ADR*	2,942	64,724
Stellantis NV	5,160	81,212
Tata Motors, Ltd., SP ADR*	32,755	894,211
Toyota Motor Corp.	3,000	44,165
Toyota Motor Corp., SP ADR*	1,862	274,999
Volkswagen AG, ADR	5,060	97,354
Volvo AB, Class B	3,636	66,799
XPeng, Inc. ADR*	3,429	37,067
		2,221,264
Auto Parts & Equipment — 0.4%
Cie Generale des Etablissements Michelin SCA	1,852	52,175
Hyundai Mobis Co., Ltd.	322	52,705
KPIT Technologies Ltd.	38,079	337,986
LG Energy Solution Ltd.*	1,693	765,858
Magna International, Inc.	3,010	185,386
Vitesco Technologies Group AG, Class A*	88	4,670
Weichai Power Co Ltd.	24,000	31,932
		1,430,712
Banks — 9.0%
Australia & New Zealand Banking Group Ltd.	5,980	100,970
Banco do Brasil SA*	68,200	465,632
Banco do Brasil SA, SP ADR	7,146	48,271
Banco Santander SA	37,238	111,113
Bangkok Bank	339,600	1,383,278
Bank Central Asia Tbk PT	1,048,615	622,960
Bank Leumi Le Israel	361,611	3,314,889
Bank Mandiri Persero Tbk PT	1,232,500	831,398
Bank Mandiri Persero Tbk PT, ADR	5,112	67,708
Bank Montreal	867	84,819
Bank of Ireland Group, PLC	427,963	3,548,703
Bank of Nova Scotia, (The)	2,250	117,450
Bank Rakyat Indonesia Persero Tbk PT, ADR	1,382	21,511
Barclays, PLC	126,063	246,589
Bendigo & Adelaide Bank Ltd.	12,614	78,748
BNP Paribas SA	2,636	148,123
BOC Hong Kong Holdings Ltd.	49,500	158,004
CaixaBank SA	65,952	245,199
Canadian Imperial Bank of Commerce	1,146	55,203
Chiba Bank Ltd/The	4,900	29,782
China Merchants Bank Co., Ltd.	35,063	178,087
China Merchants Bank Co., Ltd., ADR	554	14,105
Commerzbank AG*	18,102	151,625
Commonwealth Bank Of Australia	4,044	298,031
Concordia Financial Group Ltd.	11,723	40,750
Credicorp, Ltd.	3,296	506,101
Dah Sing Financial Holdings Ltd.	222,400	496,801
DBS Group Holdings Ltd.	105,200	2,743,485
DBS Group Holdings, Ltd., SP ADR	2,227	230,428
Deutsche Bank AG	8,776	93,289
DNB Bank ASA	12,189	238,004
FinecoBank Banca Fineco SpA	131,635	2,137,986
FirstRand Ltd.	13,495	52,448
Fukuoka Financial Group, Inc.	3,000	58,779
Grupo Financiero Banorte SAB de CV	143,785	1,153,991
HDFC Bank Ltd.	134,516	2,667,859
HDFC Bank, Ltd., ADR	8,744	617,064
HSBC Holdings, PLC, SP ADR	9,910	305,823
ICICI Bank, Ltd., SP ADR	75,427	1,789,128
ING Groep NV	7,103	86,137
Intesa Sanpaolo	14,336	31,830
Japan Post Bank Co., Ltd.	3,700	28,283
Macquarie Group Ltd.	749	92,113
Mediobanca Banca di Credito Finanziario SpA	3,974	38,404
Mitsubishi UFJ Financial Group Inc., SP ADR	53,334	291,204
National Australia Bank Ltd.	7,689	165,497
National Australia Bank, Ltd., SP ADR	11,208	121,214
Nedbank Group, Ltd., SP ADR	2,666	35,218
Nordea Bank Abp	11,504	120,896
Nordea Bank Abp	93	979
Oversea-Chinese Bank Corp., Ltd.	9,000	82,950
Qatar National Bank QPSC	126,900	686,076
Royal Bank Canada	3,806	379,763
SCB X PCL	118,500	355,794
Shinhan Financial Group Co., Ltd., SP ADR	9,162	265,881
Shizuoka Financial Group, Inc.	3,900	28,575
Societe Generale SA	2,392	60,205
Standard Bank Group Ltd.	48,381	509,161
State Bank of India	123,613	918,784
Sumitomo Mitsui Financial Group Inc., SP ADR	56,610	384,948
Svenska Handelsbanken AB, Class A	294,056	2,986,976
TCS Group Holding, PLC*(a)(b)	3,732	–
Toronto-Dominion Bank, (The)	3,414	227,850
UBS Group AG	13,717	253,115
UniCredit SpA	2,917	39,840
United Overseas Bank Ltd.	20,100	463,455
Woori Financial Group, Inc., SP ADR	4,696	141,490
		34,250,772
Beverages — 3.1%
Ambev SA, ADR*	196,221	598,474
Anheuser-Busch InBev SA NV, SP ADR	2,592	152,643
Arca Continental SAB de CV	28,700	238,894
Carlsberg A/S	499	63,081
China Resources Beer Holdings Co., Ltd.	24,000	166,302
Coca-Cola European Partners, PLC	476	25,271
Compania Cervecerias Unidas SA, SP ADR	4,167	50,754
Davide Campari-Milano NV	5,538	58,367
Diageo, PLC	123,485	5,702,807
Diageo, PLC, SP ADR	2,046	381,681
Endeavour Group Ltd/Australia	2,137	10,148
Fomento Economico Mexicano SAB de CV, SP ADR	461	36,820
Heineken Holding NV	434	32,858
Kweichow Moutai Co., Ltd.	1,583	356,742
Pernod Ricard SA	300	59,516
Thai Beverage, PLC	7,924,600	3,711,281
Tsingtao Brewery Co, Ltd.	10,000	94,666
		11,740,305
Biotechnology — 0.5%
Argenx SE, ADR*	245	97,503
CSL Ltd.	920	189,021
CSL Ltd., SP ADR	1,030	105,688
Genmab A/S*	2,073	960,618
Genmab A/S, SP ADR*	2,330	108,415
Innovent Biologics, Inc.(a)*	57,500	232,204
Samsung Biologics Co Ltd.(a)*	432	293,820
		1,987,269
Building Materials — 1.1%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	85,800	400,289
CRH, PLC	80,421	3,233,059
CRH, PLC, SP ADR	1,441	58,144
Daikin Industries Ltd.	149	24,573
Daikin Industries, Ltd., SP ADR*	820	13,440
Geberit AG	202	96,830
James Hardie Industries PLC	2,896	58,137
Kingspan Group, PLC	554	31,448
LafargeHolcim Ltd.*	2,013	105,159
Rinnai Corp.	400	29,879
Semen Indonesia Persero Tbk PT, ADR	2,421	23,399
Sika AG	437	111,680
		4,186,037
Chemicals — 1.4%
Air Liquide SA	14,918	2,171,937
Air Liquide SA, ADR	1,948	56,375
Asahi Kasei Corp.	6,000	44,594
BASF SE	1,976	100,609
Chr Hansen Holdings	439	27,095
Croda International, PLC	584	48,294
Daqo New Energy Corp. ADR*	804	45,756
EMS-Chemie Holding AG	143	99,636
FUCHS PETROLUB SE	35,221	1,052,085
Givaudan SA	27	91,278
Givaudan SA, ADR	600	40,422
Hanwha Solutions Corp.*	14,901	589,812
ICL Group Ltd.	12,592	104,388
Koninklijke DSM NV	785	101,818
LG Chem Ltd.	385	219,770
Nippon Sanso Holdings Corp.	1,500	25,071
Nissan Chemical Corp.	500	24,822
Nutrien Ltd.	850	68,340
Shin Etsu Chemical Co., Ltd., ADR*	2,744	88,768
Shin-Etsu Chemical Co., Ltd.	654	84,631
Solvay SA	373	37,000
Sumitomo Chemical Co., Ltd.	13,000	47,396
Symrise AG	500	57,345
Umicore SA, ADR	3,052	27,376
		5,254,618
Coal — 0.1%
China Shenhua Energy Co., Ltd.	39,000	120,879
Commercial Services — 3.3%
Abu Dhabi Ports Co PJSC*	148,391	235,425
Adyen NV(a)*	1,159	1,825,802
Allfunds Group, PLC	135,516	1,014,340
Amadeus IT Group SA, ADR*	1,437	77,282
Ashtead Group, PLC	44,413	2,710,744
Bidvest Group, Ltd., (The)	3,146	42,285
Bureau Veritas SA	1,739	45,607
China Merchants Port Holdings Co., Ltd.	60,000	87,578
Dai Nippon Printing Co Ltd.	1,200	24,854
Edenred	1,223	67,191
Experian, PLC	2,543	89,975
GMO Payment Gateway, Inc.	300	27,162
International Container Terminal Services, Inc.	40,107	146,030
Intertek Group, PLC	1,279	62,709
Localiza Rent a Car SA*	31,400	362,628
Localiza Rent a Car SA, SP ADR	4,006	46,269
New Oriental Education & Technology Group, Inc. ADR*	15,774	453,345
Offcn Education Technology Co., Ltd.*	166,400	116,442
Recruit Holdings Co., Ltd.	3,892	125,927
RELX, PLC	162,228	4,549,044
Rentokil Initial, PLC	7,414	48,842
Ritchie Bros Auctioneers, Inc.	545	29,893
TAL Education Group, ADR*	7,594	45,336
TravelSky Technology Ltd.	51,000	103,621
Worldline SA (France)(a)*	595	28,186
		12,366,517
Computers — 1.1%
AutoStore Holdings Ltd.(a)*	461,982	856,820
CGI, Inc.*	1,307	114,114
Computershare Ltd.	1,973	37,402
CyberArk Software Ltd.*	576	85,864
EPAM Systems, Inc.*	629	231,837
Infosys Ltd., SP ADR	38,775	789,071
Lenovo Group Ltd.	32,000	27,329
Nomura Research Institute Ltd.	67,700	1,500,147
NTT Data Corp.	3,100	47,959
Tata Consultancy Services Ltd.	4,630	194,439
Teleperformance	266	60,723
Wipro, Ltd., ADR	44,055	225,562
		4,171,267
Cosmetics/Personal Care — 2.0%
Beiersdorf AG	432	46,982
Dabur India Ltd.	41,042	297,694
Essity AB, Class B	5,178	126,793
Haleon Plc, ADR*	9,632	66,364
Haleon Plc*	208,987	726,327
Kose Corp.	200	21,360
Lion Corp.	800	8,560
L'Oreal SA	148	55,582
L'Oreal SA, ADR	3,400	252,994
Proya Cosmetics Co., Ltd.	33,477	797,991
Shiseido Co., Ltd.	1,200	51,252
Unicharm Corp.	3,287	122,259
Unilever, PLC	87,546	4,390,469
Unilever, PLC, SP ADR	9,303	468,685
		7,433,312
Distribution/Wholesale — 3.6%
Azelis Group NV	84,780	2,265,162
Bunzl, PLC	134,103	4,959,551
Ferguson, PLC	14,145	1,603,639
Ferguson, PLC	28,886	3,386,306
IMCD NV	8,427	1,246,395
ITOCHU Corp.	3,700	116,206
ITOCHU Corp., ADR*	426	26,634
Mitsui & Co., Ltd.	3,159	91,686
Sendas Distribuidora SA	2,775	53,696
		13,749,275
Diversified Finanancial Services — 1.9%
Banco BTG Pactual SA*	64,045	309,775
Capitec Bank Holdings Ltd.	1,633	193,878
Deutsche Boerse AG	17,834	3,277,447
Deutsche Boerse AG, ADR	2,810	51,592
Futu Holdings Ltd. ADR*	852	52,390
Hong Kong Exchange & Clearing Ltd.	1,780	70,768
Housing Development Finance Corp., Ltd.	26,492	880,594
Japan Exchange Group, Inc., ADR	76,900	1,113,447
KB Financial Group, Inc.	12,336	489,835
KB Financial Group, Inc., ADR	6,431	253,446
London Stock Exchange Group, PLC	791	79,207
London Stock Exchange Group, PLC, ADR	2,464	61,280
Sanlam Ltd., SP ADR	5,156	33,566
SBI Holdings, Inc. (Japan)	2,600	49,879
Singapore Exchange Ltd.	6,000	40,160
St James's Place, PLC	5,807	81,618
		7,038,882
Electric — 0.7%
China Longyuan Power Group Corp. Ltd.	18,000	22,200
China Resources Power Holdings Co Ltd.	14,000	26,098
Dubai Electricity & Water Authority PJSC	625,948	397,065
E.ON SE	4,732	45,368
Electricite de France SA	2,132	26,683
Elia Group SA/NV	285	40,609
Enel SpA	25,288	136,424
Engie SA, SP ADR	8,968	136,314
Equatorial Energia SA	65,800	348,822
Fortis, Inc.	5,559	223,972
Fortum Oyj	2,493	39,728
Iberdrola SA	11,694	132,113
Iberdrola SA, SP ADR	1,618	72,956
Meridian Energy Ltd.	15,956	49,524
National Grid, PLC	5,579	68,628
National Grid, PLC, SP ADR	2,605	160,468
Orsted A/S(a)	320	28,019
Power Assets Holdings Ltd.	41,500	214,083
Power Grid Corp. of India Ltd.	134,029	369,801
RWE AG	1,019	44,858
SSE, PLC, ADR	5,415	111,766
Tokyo Electric Power Co Holdings, Inc.*	7,500	27,361
		2,722,860
Electrical Components & Equipment — 0.6%
ABB, Ltd.	4,533	142,464
Delta Electronics, Inc.	66,000	652,655
Legrand SA	12,934	1,053,878
Schneider Electric SE	698	103,077
Schneider Electric SE, ADR	4,025	117,611
		2,069,685
Electronics — 0.5%
AAC Technologies Holdings, Inc.*	32,000	74,827
Azbil Corp.	1,400	43,084
BYD Electronic International Co., Ltd.	23,500	78,341
Hirose Electric Co., Ltd.	427	57,149
Hon Hai Precision	193,353	633,093
Hoya Corp.	670	69,332
Hoya Corp., SP ADR*	487	50,463
Kyocera Corp.	500	25,541
Murata Manufacturing Co., Ltd.	1,619	88,807
Murata Manufacturing Co., Ltd., ADR*	5,048	69,158
Nidec Corp.	78	4,912
Nidec Corp., SP ADR*	4,640	72,662
Shenzhen Inovance Technology Co., Ltd., Class A	47,100	468,348
Sinbon Electronics Co Ltd.	21,000	185,501
		1,921,218
Energy-Alternate Sources — 0.2%
Energy Absolute PCL	170,800	470,364
Siemens Gamesa Renewable Energy SA*	1,493	28,134
Suzhou Maxwell Technologies Co Ltd.	800	48,447
Suzhou Maxwell Technologies Co., Ltd.	5,100	308,850
Vestas Wind System	2,480	64,436
		920,231
Engineering & Construction — 0.5%
Airports of Thailand PCL*	277,500	592,651
Auckland International Airport Ltd.*	13,450	68,547
Ferrovial SA	3,085	82,963
Grupo Aeroportuario del Pacifico SAB de CV, SP ADR, Class B	392	63,720
Grupo Aeroportuario del Sureste SAB de CV, SP ADR	471	116,474
Larsen & Toubro Ltd.	27,680	707,439
Sitios Latinoamerica SAB de CV*	7,257	3,235
Vinci SA	317	32,006
Vinci SA, ADR	3,476	87,838
		1,754,873
Entertainment — 0.1%
Aristocrat Leisure Ltd.	1,067	25,640
Evolution AB, ADR	336	34,621
Lottery Corp. Ltd., (The)*	8,950	28,279
MultiChoice Group	5,548	38,182
MultiChoice Group, Ltd., ADR	93	647
OPAP SA	16,254	225,061
Oriental Land Co., Ltd.	613	88,610
Paddy Power Betfair, PLC*	244	36,655
		477,695
Environmental Control — 0.0%
China Conch Environment Protection Holdings Ltd.*	21,500	9,337
China Conch Venture Holdings Ltd.	31,000	70,942
		80,279
Food — 1.4%
Aeon Co., Ltd.	5,200	107,316
Ajinomoto Co, Inc.	1,500	47,494
Associated British Foods, PLC	1,593	30,552
Barry Callebaut AG	25	51,060
China Mengniu Dairy Co., Ltd.*	32,703	147,088
Chocoladefabriken Lindt & Spruengli AG	6	63,116
Cia Brasileira de Distribuicao, SP ADR	2,775	10,823
Coles Group Ltd.	9,503	109,755
Danone SA	2,502	131,499
JBS SA, ADR	690	5,699
Koninklijke Ahold Delhaize NV	88,625	2,582,730
Koninklijke Ahold Delhaize NV, SP ADR	4,031	117,268
MASAN GROUP Corp.	54,060	225,444
Minerva SA/Brazil	108,500	260,307
Nestle SA	1,322	157,349
Nestle SA, SP ADR	6,845	814,487
Nisshin Seifun Group, Inc.	2,700	31,828
Seven & i Holdings Co., Ltd.	2,400	97,654
Seven & i Holdings Co., Ltd., ADR*	3,000	60,990
Tesco, PLC	14,561	40,119
Want Want China Holdings Ltd.	38,000	25,795
Yakult Honsha Co., Ltd.	1,400	89,349
		5,207,722
Food Service — 0.5%
Compass Group, PLC	75,622	1,724,033
Compass Group, PLC, SP ADR	7,353	166,472
		1,890,505
Forest Products & Paper — 0.0%
Suzano Papel e Celulose SA, ADR	3,086	31,385
Svenska Cellulosa AB SCA	4,527	61,552
UPM-Kymmene Corp.	1,590	58,371
		151,308
Gas — 0.0%
ENN Energy Holdings Ltd.	6,000	85,026
Hand/Machine Tools — 0.4%
Alleima AB*	657	2,574
Amada Co., Ltd.	174,200	1,404,385
Schindler Holding AG	651	117,217
Techtronic Industrials Co., Ltd.	7,000	85,331
		1,609,507
Healthcare-Products — 3.0%
Alcon, Inc.	61,711	4,255,568
Alcon, Inc., ADR	1,673	115,253
Asahi Intecc Co., Ltd.	1,900	34,012
China Medical System Holdings Ltd.	21,000	30,758
Cochlear Ltd.	376	55,301
Coloplast A/S, ADR	1,070	12,583
Coloplast A/S, Class B	327	38,657
Essilor International Cie Generale d'Opitque SA	26,573	4,962,163
EssilorLuxottica SA, ADR	144	13,437
Getinge AB	1,494	34,918
Sartorius Stedim Biotech	3,628	1,238,253
Shandong Weigao Group Medical Polymer Co., Ltd.	24,000	35,179
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	9,900	454,475
Smith & Nephew, PLC	2,921	38,502
Sonova Holding AG	143	37,131
Terumo Corp.	2,162	64,254
		11,420,444
Healthcare-Services — 0.3%
Aier Eye Hospital Group Co., Ltd.	43,100	165,231
BioMerieux	307	30,977
Lonza Group AG	182	95,749
Lonza Group AG, ADR	370	19,358
Max Healthcare Institute Ltd.*	58,390	323,667
Sonic Healthcare Ltd., SP ADR	3,345	73,155
WuXi AppTec Co., Ltd.(a)	29,000	292,418
Wuxi Biologics Cayman, Inc.(a)*	21,536	141,141
		1,141,696
Holding Companies-Diversification — 0.1%
MELI Kaszek Pioneer Corp.*	23,189	229,571
Swire Pacific, Ltd., Class A	5,000	39,297
		268,868
Home Furnishings — 0.1%
Electrolux AB	972	13,901
Hoshizaki Corp.	800	27,151
Sony Corp., SP ADR	4,806	399,235
		440,287
Insurance — 5.3%
Admiral Group, PLC	54,750	1,338,532
Aegon NV	14,288	70,047
Ageas SA NV	2,481	100,461
AIA Group Ltd.	110,600	1,123,100
AIA Group, Ltd., SP ADR	12,131	487,666
Allianz SE, SP ADR	6,060	129,381
Aon, PLC, Class A	23,759	7,324,425
AXA SA	2,251	63,633
Baloise Holding AG	522	78,948
Cathay Financials Holdings Co., Ltd.	24,000	34,153
China Pacific Insurance Group Co., Ltd.	40,400	92,012
Dai-ichi Life Holdings, Inc.	6,692	124,124
Hannover Rueck SE	421	79,919
Lancashire Holdings Ltd.	348,744	2,522,942
Legal & General Group, PLC	36,815	112,934
M&G PLC	12,144	28,377
Manulife Finanical Corp.	6,860	123,686
MS&AD Insurance Group Holdings, Inc.*	900	26,713
Muenchener Rueckversicherungs-Gesellschaft AG	295	93,178
New China Life Insurance Co., Ltd.	45,800	107,509
NN Group NV	3,039	129,877
PICC Property & Casualty Co., Ltd.	48,000	48,629
Ping An Insurance Group Co. of China, Ltd.	149,500	923,014
Sampo, Class A, PLC	58,140	2,944,409
Sompo Holdings, Inc.	600	26,465
Sun Life Financial, Inc.	2,753	130,492
Suncorp Group Ltd.	18,597	151,341
Swiss Re AG	544	48,757
T&D Holdings, Inc.	5,200	63,218
Tokio Marine Holdings, Inc.	4,200	86,641
Topdanmark AS	31,867	1,666,435
Zurich Insurance Group AG	126	60,535
		20,341,553
Internet — 2.9%
Alibaba Group Holding Ltd.*	101,900	1,108,994
Auto Trader Group, PLC(a)	5,141	35,490
Coupang, Inc.*	17,144	333,965
Delivery Hero SE(a)*	740	32,392
iQIYI, Inc., ADR*	12,194	36,216
JD.com, Inc., ADR	2,393	136,832
JOYY, Inc., ADR	2,046	62,321
Kakaku.com, Inc.	1,700	30,556
Meituan Dianping, Class B(a)*	45,600	983,002
Mercadolibre, Inc.*	718	668,447
MonotaRO Co., Ltd.	27,600	477,488
Naspers, Ltd., SP ADR	4,780	146,603
Naver Corp.	1,426	207,289
Pinduoduo, Inc., ADR*	7,792	639,256
Prosus NV*	2,237	146,387
Rakuten, Inc.	5,500	26,425
Sea, Ltd., ADR*	1,601	93,450
Seek Ltd.	4,272	65,522
Tencent Holdings Ltd.	113,630	4,297,068
Trend Micro Inc/Japan	500	25,090
Trip.com Group Ltd., ADR*	30,311	968,437
United Internet AG	2,260	48,047
Wix.com Ltd.*	389	35,201
Zomato Ltd.*	359,292	292,630
ZOZO, Inc.	1,100	27,771
		10,924,879
Investment Companies — 1.2%
Groupe Bruxelles Lambert SA	57,253	4,621,189
L E Lundbergforetagen AB	1,867	81,568
		4,702,757
Iron/Steel — 0.3%
BlueScope Steel Ltd.	6,357	76,620
Cia Siderurgica Nacional SA, SP ADR	41,580	127,235
Fortescue Metals Group Ltd.	5,658	75,306
Hitachi Metals Ltd.*	1,900	29,954
Nippon Steel & Sumitomo Metal Corp.	8,000	128,170
Posco, SP ADR	3,580	204,275
Vale SA, SP ADR	36,215	597,548
		1,239,108
Leisure Time — 0.0%
Shimano, Inc.	236	40,766
Yamaha Corp.	600	23,890
		64,656
Life Sciences Tools & Services — 0.5%
Eurofins Scientific SE	26,320	1,827,031
Lodging — 0.3%
Galaxy Entertainment Group, Ltd.	101,000	614,026
Huazhu Group, Ltd., ADR	1,879	71,928
InterContinental Hotels Group, PLC	1,515	88,178
Melco Resorts & Entertainment, Ltd., ADR*	25,625	218,581
		992,713
Machinery-Construction & Mining — 0.9%
Epiroc AB, Class A	72,194	1,390,167
Hitachi Ltd., ADR*	1,830	196,121
Hitachi, Ltd.	901	48,185
Komatsu Ltd.	4,400	102,223
Mitsubishi Electical Corp.	5,500	55,120
Siemens Energy AG	960	16,124
Weir Group, PLC, (The)	80,256	1,745,012
		3,552,952
Machinery-Diversified — 1.3%
Accelleron Industries AG*	226	4,592
Atlas Copco AB	6,804	84,811
Atlas Copco AB, Class A, SP ADR	6,624	80,879
CNH Industrial NV	6,623	106,742
GEA Group AG	86,565	3,539,763
Haitian International Holdings Ltd.	31,000	80,811
Husqvarna AB	4,490	35,250
Jiangsu Hengli Hydraulic Co Ltd.	41,800	387,008
Keyence Corp.	500	211,566
KION Group AG	1,235	35,328
Kubota Corp., SP ADR*	883	65,501
Omron Corp.	500	26,006
SMC Corp.	110	50,194
SMC Corp., ADR*	2,280	51,938
Spirax-Sarco Engineering, PLC	358	48,893
Sumitomo Heavy Industries Ltd.	2,000	42,658
WEG SA	36,100	270,541
		5,122,481
Media — 1.8%
Informa, PLC	4,850	36,372
Pearson, PLC, SP ADR	15,198	182,528
Shaw Communications, Inc., Class B	9,386	256,144
Thomson Reuters Corp.	1,419	167,044
Wolters Kluwer	56,460	6,222,508
Wolters Kluwer NV, SP ADR	667	73,530
		6,938,126
Metal Fabricate/Hardware — 0.1%
Bharat Forge Ltd.	32,452	344,163
Mining — 1.2%
Agnico Eagle Mines Ltd.	1,485	74,799
Antofagasta, PLC	8,790	152,090
Barrick Gold Corp.	6,196	101,119
BHP Billiton Ltd., SP ADR	4,374	274,687
Boliden AB*	2,900	109,543
Cameco Corp.	3,460	84,355
Cia de Minas Buenaventura, ADR	21,430	174,869
Franco-Nevada Corp.	1,038	151,673
Groupo Mexico SAB de CV SA	294,871	1,199,719
Hecla Mining Co.	58,247	317,446
Ivanhoe Mines Ltd.*	57,400	513,769
MMC Norilsk Nickel PJSC, ADR(a)(b)	2,034	20
Norsk Hydro ASA	15,202	114,473
Polyus PJSC*(a)(b)	1,719	–
Rio Tinto, PLC, SP ADR	1,210	83,054
South32 Ltd.	44,192	122,745
Southern Copper Corp.	3,807	232,303
Sumitomo Metal Mining Co., Ltd.	2,000	67,457
Teck Resources, Ltd., Class B	8,215	304,694
United Tractors Tbk PT	223,700	440,005
Wheaton Precious Metals Corp.	2,998	117,012
Zijin Mining Group Co Ltd.	24,000	31,854
		4,667,686
Miscellaneous Manufacturing — 0.1%
Alstom SA	1,445	37,940
Knorr-Bremse AG	679	38,706
Orica Ltd.	5,536	56,111
Siemens AG	1,920	266,276
Sunny Optical Technology Group Co., Ltd.	1,469	17,488
Toshiba Corp.	1,296	44,201
		460,722
Office/Business Equipment — 0.0%
Canon, Inc.	2,700	63,112
Fujifilm Holdings Corp.	1,800	96,826
		159,938
Oil & Gas — 4.2%
Aker BP ASA	1,947	67,736
BP, PLC, SP ADR	1	36
Canadian Natural Resources Ltd.	4,335	258,886
DCC, PLC	83,327	4,437,380
Eni SpA	97,787	1,458,010
Equinor ASA	45,245	1,742,421
Equinor ASA, SP ADR	3,137	120,712
Exxon Mobil Corp.	9,686	1,078,439
Galp Energia SGPS SA	3,396	41,845
Imperial Oil Ltd.	2,792	159,284
Inpex Corp.	6,228	68,630
Neste Oyj	756	39,022
OMV AG	4,843	257,027
Petro Rio SA*	52,900	365,453
Petroleo Brasileiro, SP ADR	10,959	128,111
PTT Exploration & Production PCL	102,900	548,665
Reliance Industries Ltd.	39,498	1,328,615
Repsol SA	7,844	121,115
Santos Ltd.	19,946	99,492
Shell Plc, ADR	49,183	2,875,730
Total SA, SP ADR	7,259	453,107
Ultrapar Participacoes SA, SP ADR*	10,793	29,249
Woodside Energy Group Ltd.	7,291	184,130
		15,863,095
Pharmaceuticals — 8.7%
Alfresa Holdings Corp.	260,800	3,175,394
Aspen Pharmacare Holdings, Ltd., ADR	6,986	57,669
Astellas Pharma, Inc.	115,100	1,785,158
AstraZeneca, PLC	23,614	3,195,947
AstraZeneca, PLC, SP ADR	8,296	563,879
Bayer AG	1,690	98,083
Chugai Pharmaceutical Co., Ltd.	2,000	53,261
Cipla Ltd/India	46,299	651,366
CSPC Pharmaceutical Group Ltd.	23,040	29,683
Daiichi Sankyo Co., Ltd.	3,548	117,512
Daiichi Sankyo Co., Ltd., ADR*	876	28,917
Dr. Reddy's Laboratories, Ltd., ADR	3,953	222,593
GSK Plc	170,180	2,893,757
GSK Plc, ADR	1	35
Kyowa Kirin Co Ltd.	2,500	58,078
Merck KGaA	587	107,548
Novartis AG	46,199	4,109,611
Novartis AG, SP ADR	5,833	522,403
Novo Nordisk A/S	27,586	3,460,336
Novo-Nordisk AS, SP ADR	6,449	803,545
Ono Pharmaceutical Co., Ltd.	2,900	74,322
Orion Corporation, Class B	672	35,480
Recordati SPA	65,278	2,793,288
Roche Holdings AG	10,300	3,364,226
Roche Holdings AG, SP ADR	15,336	627,549
Sanofi	36,465	3,293,872
Sanofi, ADR*	7,172	325,250
Shanghai Fosun Pharmaceutical Group Co Ltd.	10,000	33,423
SINOPHARM GROUP Co.	36,400	86,356
Sun Pharmaceutical Industries Ltd.	48,974	631,524
UCB SA	810	65,381
		33,265,446
Pipelines — 0.1%
Enbridge, Inc.	6,937	286,429
TC Energy Corp.	3,139	139,622
		426,051
Private Equity — 0.3%
3i Group, PLC	3,463	56,899
Antin Infrastructure Partners SA	14,222	329,732
Bridgepoint Group, PLC(a)	152,117	360,263
Macquarie Korea Infrastructure Fund	30,578	263,644
Partners Group Holding AG	95	94,655
		1,105,193
Real Estate — 0.8%
China Resources Land Ltd.	33,714	156,599
CK Asset Holdings Ltd.	20,500	122,703
Corp. Inmobiliaria Vesta SAB de CV	155,400	347,061
Daito Trust Construction Co., Ltd.	300	33,475
DLF Ltd.	117,421	584,019
Emaar Properties PJSC	297,344	494,367
Great Eagle Holdings, Ltd.	377,662	737,363
Henderson Land Development Co., Ltd	23,000	75,820
Iguatemi SA	52,600	191,370
KE Holdings, Inc. ADR*	4,582	77,528
Mitsui Fudosan Co., Ltd.	1,300	26,355
REA Group Ltd.	633	53,933
Sekisui House Ltd.	4,000	74,895
Sunac Services Holdings Ltd.(a)	619	257
Swire Properties Ltd.	22,200	50,000
Vonovia SE	1,533	38,078
Wharf Holdings Ltd., (The)	27,000	73,046
Wharf Real Estate Investment Co., Ltd.	14,000	64,969
		3,201,838
REITS — 0.1%
Ascendas Real Estate Investment Trust	23,000	47,397
CapitaLand Mall Trust	25,000	38,346
Goodman Group	6,677	88,336
GPT Group/The	9,864	30,410
Japan Real Estate Investment Corp.	9	39,877
Japan Retail Fund Investment Corp.	76	60,966
Mirvac Group	19,373	29,728
Scentre Group	14,492	29,559
Segro, PLC	2,361	22,848
Stockland	11,630	30,365
Unibail-Rodamco-Westfield*	938	50,559
United Urban Investment Corp.	51	57,262
		525,653
Retail — 2.4%
Abu Dhabi National Oil Co for Distribution PJSC	319,455	396,444
Alibaba Health Information Technology, Ltd.*	58,000	48,961
ANTA Sports Products Ltd.	15,361	182,569
Astra International Tbk PT, ADR	3,615	27,781
Cie Financiere Richemont SA, ADR	12,160	160,390
Fast Retailing Co., Ltd.	147	87,412
Hennes & Mauritz AB, Class B	6,863	76,951
Jardine Cycle & Carriage Ltd.	4,000	89,215
JD Health International, Inc.(a)*	46,950	421,827
Lojas Renner SA*	89,700	396,873
McDonald's Holdings Co Japan Ltd.	2,600	96,299
Natura & Co. Holding SA, ADR	4,493	20,084
Next, PLC	952	68,037
PriceSmart, Inc.	3,511	249,421
Restaurant Brands International, Inc.	3,260	216,301
Shanghai Pharmaceuticals Holding Co Ltd.	39,800	66,366
Sundrug Co., Ltd.	23,000	613,885
Swatch Group AG, (The)	12,571	3,363,835
Tsuruha Holdings	28,100	1,819,638
Wal-Mart de Mexico SAB de CV, SP ADR	1,815	72,146
Welcia Holdings Co., Ltd.	4,000	88,229
Yum China Holdings, Inc.	5,971	329,122
Zalando SE(a)*	717	22,552
Zhongsheng Group Holdings Ltd.	23,000	118,653
		9,032,991
Semiconductors — 6.8%
ASE Technology Holding Co., Ltd. ADR	6,033	41,024
ASML Holding NV	2,053	1,253,403
ASML Holding NV, ADR	2,214	1,346,378
Hamamatsu Photonics KK	800	42,243
Mediatek, Inc.	10,000	241,638
Parade Technologies Ltd.	12,000	314,930
Rohm Co., Ltd.	40	3,211
Samsung Electronic Co., Ltd.	113,560	5,456,439
Samsung Electronic Co., Ltd., GDR	3,812	4,528,102
SK Hynix, Inc.	12,458	822,228
SUMCO Corp.	34	509
Taiwan Semiconductor Manufacturing Co., Ltd.	260,122	4,177,521
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	84,850	7,040,853
Tokyo Electron Ltd.	400	135,749
Tokyo Electron, Ltd., ADR*	1,048	88,661
United Microelectronics Corp., SP ADR*	36,418	274,592
		25,767,481
Shipbuilding — 0.2%
Hyundai Mipo Dockyard Co., Ltd.*	7,308	486,661
Yangzijiang Shipbuilding Holdings Ltd.	332,100	351,718
		838,379
Software — 1.4%
Bilibili, Inc., SP ADR*	6,322	109,750
BlackBerry Ltd.*	10,732	52,265
Dassault Systemes SE	2,375	88,558
Dassault Systemes SE, ADR	2,450	90,209
Kaspi.KZ JSC	8,853	681,770
Kingdee International Software Group Co., Ltd.*	41,000	69,188
Kingsoft Corp. Ltd.	21,000	67,100
NetEase, Inc.	91,700	1,325,857
NetEase, Inc., ADR	2,660	189,179
Nexon Co., Ltd.	2,300	48,742
Playtech, PLC*	148,394	991,630
SAP SE, SP ADR	3,821	423,634
SimCorp A/S	19,809	1,288,777
TeamViewer AG, ADR*	4,442	28,051
		5,454,710
Telecommunications — 3.1%
America Movil SAB de CV, Class L, SP ADR	22,927	446,159
BCE, Inc.	5,954	283,649
Bharti Airtel Ltd.	45,928	479,961
Chunghwa Telecom Co., Ltd.	81,000	298,154
Chunghwa Telecom Co., Ltd., SP ADR	4,171	152,325
Deutsche Telekom AG	1,461	29,721
Deutsche Telekom AG, SP ADR	5,690	116,190
Elisa OYJ	1,238	64,398
GDS Holdings, Ltd., ADR*	7,526	119,663
Hikari Tsushin, Inc.	200	28,070
HKT Trust & HKT Ltd.	35,000	42,676
KDDI Corp.	170,748	5,078,827
KT Corp.	23,618	674,218
Millicom International Cellular SA, SDR*	116	1,574
MTN Group Ltd.	23,254	190,559
NICE Ltd., SP ADR*	455	88,347
Nippon Telegraph & Telephone Corp.	4,900	135,872
Nippon Telegraph & Telephone Corp., ADR*	984	27,306
Nokia OYJ, SP ADR	12,708	62,650
Orange SA	4,154	42,210
PLDT, Inc., SP ADR	2,630	78,479
Rogers Communications, Inc., Class B	1,009	46,545
Singapore Telecommunications Ltd.	60,600	121,832
SK Telecom Co Ltd. ADR	1	21
Swisscom AG	80	43,141
Telefonaktiebolaget LM Ericsson, Class B	425,317	2,684,458
Telefonica Brasil SA, ADR	3,360	24,562
Telefonica SA	9,725	36,300
Telekomunikasi Indonesia Persero Tbk PT	1,444,800	372,722
Turkcell Iletisim Hizmetleri AS, ADR	15,018	67,581
Vodafone Group, PLC, SP ADR	2,125	23,864
		11,862,034
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	800	53,008
Nintendo Co., Ltd.	2,700	115,768
Nintendo Co., Ltd., ADR*	5,760	61,805
		230,581
Transportation — 0.9%
Canadian National Railway Co.	3,433	440,900
Canadian Pacific Railway Ltd.	1,055	86,415
COSCO SHIPPING Holdings Co., Ltd.	21,500	23,515
Deutsche Post AG, SP ADR	1,603	63,992
DSV AS	11,097	1,775,446
DSV PANALPINA A S, ADR	826	65,279
East Japan Railway Co.	1,500	85,044
Getlink SE	1,582	26,143
Keio Corp.	1,500	56,194
Keisei Electric Railway Co., Ltd.	1,000	28,648
Kintetsu Group Holdings Co., Ltd.	800	28,593
Mitsui OSK Lines Ltd.	9,000	222,915
Qatar Gas Transport Co Ltd.	254,080	278,115
Rumo SA	66,200	247,101
SG Holdings Co., Ltd.	3,200	49,895
Tobu Railway Co., Ltd.	2,100	50,697
West Japan Railway Co.	600	25,560
		3,554,452
Water — 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	4,592	53,038
Guangdong Investment Ltd.	30,000	27,662
United Utilities Group, PLC	273,500	3,392,486
		3,473,186
TOTAL COMMON STOCKS
(Cost $315,284,520)		336,019,085
EXCHANGE TRADED FUNDS - 0.2%
Diversified Financial Services — 0.2%
iShares MSCI Saudi Arabia ETF	24,914	982,359
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,015,821)		982,359
PREFERRED STOCKS - 0.3%
Auto Manufacturers — 0.0%
Porsche Auto SE 4.403%	851	52,310
Banks — 0.0%
Banco Bradesco SA, ADR 4.070%*	44,550	132,314
Bancolombia SA, SP ADR 8.129%	1,414	37,612
		169,926
Chemicals — 0.2%
FUCHS PETROLUB SE 3.062%	15,802	553,517
Cosmetics/Personal Care — 0.1%
LG Household & Health Care Ltd. 4.311%	1,190	254,510
TOTAL PREFERRED STOCKS
(Cost $1,569,281)		1,030,263
SHORT-TERM INVESTMENTS - 10.9%
U.S. Bank Money Market Deposit Account, 3.50%(c)	41,602,207	41,602,207
TOTAL SHORT-TERM INVESTMENTS
(Cost $41,602,207)		41,602,207
TOTAL INVESTMENTS - 99.7%
(Cost $359,471,829)		379,633,914
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		983,916
NET ASSETS - 100.0%		$380,617,830

*	Non-income producing security.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of November 30, 2022, total market value of Rule 144A securities is $5,951,026 and represents 1.60% of net assets.

(b)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of November 30, 2022, these securities amounted to $20 or 0% of net assets.

(c)	The rate shown is as of November 30, 2022.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Special Drawing Right
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the financial statements.

AQUARIUS INTERNATIONAL FUND
NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
AQUARIUS INTERNATIONAL FUND
Common Stocks	$336,019,085	$70,017,244	$266,001,821	$20
Exchange-Traded Funds	982,359	982,359	–	–
Preferred Stocks	1,030,263	169,926	860,337	–
Short-Term Investments	41,602,207	41,602,207	–	–
Total Investments*	$379,633,914	$112,771,736	$266,862,158	$20

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.